Equity - Schedule of the Entity's Quotaholders (Parenthetical) (Detail) - Class A Common Stock [Member]	12 Months Ended
Dec. 31, 2023 R$ / shares
Disclosure of reserves within equity [line items]
Preferred stock conversion into common stock conversion ratio	73.5402
Conversion preferred shares	R$ 13.6